Disclosure of detailed information about receivables (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Receivables	$ 3,376,411	$ 4,842,733
Less: Long term portion	0	(1,412,727)
Receivables (Current)	3,376,411	3,430,006
Sale of Akarca [Member]
Statement [Line Items]
Receivables	2,447,595	4,145,898
Royalty income receivable [Member]
Statement [Line Items]
Receivables	258,223	306,513
Refundable taxes [Member]
Statement [Line Items]
Receivables	151,163	142,857
Recoverable exploration expenditures and advances [Member]
Statement [Line Items]
Receivables	270,547	79,090
Other [Member]
Statement [Line Items]
Receivables	$ 248,883	$ 168,375